Supplementary Information to Consolidated Statements of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2024
Supplementary Information to Consolidated Statements of Cash Flows [Abstract]
Summary of Supplementary Information to Consolidated Statement of Cash Flows
For the

Year ended December 31
millions of dollars 2024 2023
Changes in non-cash working capital:

Inventory
$

38 $ (31)

Receivables and other current assets
(1)
(154)

653

Accounts payable

536 (538)

Other current liabilities
(2)

32 (179)
Total

non-cash working capital

$

452 $ (95)
(1) The year ended December 31, 2023, includes $ 162

million related to the January 2023 NMGC gas

hedges. Offsetting change in
regulatory liabilities is included in operating cash

flow before working capital resulting in no

impact to net cash provided by operating
activities.
(2) The year ended December 31, 2023, includes ($ 166
) million related to the decreased accrual for

the Nova Scotia Cap-
and-Trade emissions compliance charges. Offsetting regulatory asset (FAM) balance is included in operating cash flow before
working capital resulting in no impact to net

cash provided by operating activities.
For the

Year ended December 31
millions of dollars 2024 2023
Supplemental disclosure of cash paid:
Interest $

989 $

930
Income taxes $

34 $

43
Supplemental disclosure of non-cash activities:
Accrued proceeds from disposal of investment subject to significant influence $

25 $ -

Common share dividends reinvested $

291 $

271
Reclassification of short-term debt to long-term debt $ -

$

657
Decrease in accrued capital expenditures $ -

$ (19)
Supplemental disclosure of operating activities:
Net change in short-term regulatory assets and liabilities $ (118) $

123